Loans and financings (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Loans And Financings
Balance at the beginning of the year	$ 1,699,315,000	$ 2,024,314,000
New loans and financings	95,621,000	59,771,000
Debt issue costs	(63,000)	(178,000)
Payments of loans and financings	(24,639,000)	(251,044,000)
Bonds repurchase	(128,470,000)
Prepayment of fair value debt		(90,512,000)
Foreign exchange effects	22,695,000	(21,066,000)
Changes in fair value of financing liabilities related to changes in the Company´s own credit risk	(521,000)	5,066,000
Changes in fair value of loans and financings	1,472,000	(10,784,000)
Write off of fair value of loans and financings		(8,596,000)
Interest accrual	110,679,000	113,456,000
Interest paid on loans and financings	(109,263,000)	(121,112,000)
Amortization of debt issue costs	2,433,000
Balance at the end of the year	$ 1,669,259,000	$ 1,699,315,000	$ 2,024,314,000